Debt - Summary of Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Debt including current maturities	$ 1,055,421	$ 1,287,248
Current maturities	(117,238)	(311,965)	$ (298,462)
Long-term debt	938,183	975,283	$ 876,119
Borrowing due through 2028 [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Debt including current maturities		779,592
Borrowing due through 2028 [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Debt including current maturities		367,656
Borrowing due through 2019 [member]
Disclosure of detailed information about borrowings [line items]
Debt including current maturities		$ 140,000
Borrowing due through 2029 [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Debt including current maturities	732,657
Borrowing due through 2029 [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Debt including current maturities	$ 322,764
Bottom of range [member] | Borrowing due through 2028 [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Effective interest rates of borrowings		1.58%
Bottom of range [member] | Borrowing due through 2028 [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Effective interest rates of borrowings		2.67%
Bottom of range [member] | Borrowing due through 2019 [member]
Disclosure of detailed information about borrowings [line items]
Effective interest rates of borrowings		3.41%
Bottom of range [member] | Borrowing due through 2029 [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Effective interest rates of borrowings	1.49%
Bottom of range [member] | Borrowing due through 2029 [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Effective interest rates of borrowings	2.15%
Top of range [member] | Borrowing due through 2028 [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Effective interest rates of borrowings		4.90%
Top of range [member] | Borrowing due through 2028 [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Effective interest rates of borrowings		3.91%
Top of range [member] | Borrowing due through 2019 [member]
Disclosure of detailed information about borrowings [line items]
Effective interest rates of borrowings		3.71%
Top of range [member] | Borrowing due through 2029 [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Effective interest rates of borrowings	4.90%
Top of range [member] | Borrowing due through 2029 [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Effective interest rates of borrowings	3.50%